Commitments and Contingencies (Details 1) - Guaranteed [Member]	6 Months Ended
Dec. 31, 2018 USD ($)
Related-party [Member]
Name of party being guaranteed	Beijing Lianlv (borrower)
Guaranteed amount	$ 10,031,257
Guarantee expiration date	Apr. 11, 2019
Third-party [Member]
Name of party being guaranteed	Tangshan Long Tang Trading Co., Ltd
Guaranteed amount	$ 2,142,328
Guarantee expiration date	Dec. 29, 2017